Financial Risk Factors and Risk Management - Interest Rate Risk Factors (Details)	Dec. 31, 2021	Dec. 31, 2020
Financial Risk Factors and Risk Management
Variable rate and short-maturity investments (as percent)	67.00%	67.00%
Fixed rate and long-maturity financing (as percent)	87.00%	85.00%